Income Taxes - Narrative (Details) - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Income Tax Disclosure [Abstract]
Current Income Tax Expense (Benefit)	$ 500,000	$ 700,000